Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Treasury stock, cost	2,140,761	2,140,761
Undesignated preferred stock, par value (in Dollars per share)			$ 0.00001
Undesignated preferred stock, shares authorized			90,000,000
Undesignated preferred stock, shares issued
Undesignated preferred stock, shares outstanding
Class A Common Stock
Statement [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	29,558,830	29,669,830
Common stock, shares outstanding	27,418,069	27,529,069
Class A Common Stock | FOXO Technologies Inc.
Statement [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		500,000,000
Common stock, shares issued		29,558,830
Common stock, shares outstanding		27,529,069
Class A Common Stock | FOXO Technologies Operating Company
Statement [Line Items]
Common stock, par value (in Dollars per share)			$ 0.00001
Common stock, shares authorized			500,000,000
Common stock, shares issued			30,208
Common stock, shares outstanding			30,208
Non-Redeemable Preferred stock Series A
Statement [Line Items]
Preferred stock, par value (in Dollars per share)			$ 0.00001
Preferred stock, shares authorized			10,000,000
Preferred stock, shares issued			8,000,000
Preferred stock, shares outstanding			8,000,000
Class B Common Stock | FOXO Technologies Operating Company
Statement [Line Items]
Common stock, par value (in Dollars per share)			$ 0.00001
Common stock, shares authorized			100,000,000
Common stock, shares issued			2,000,000
Common stock, shares outstanding			2,000,000